Income tax and deferred taxes - Tax Rate within Main Countries the Company Operates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax and deferred taxes [Line Items]
Applicable tax rate, percentage	27.00%	27.00%	27.00%
Rate on value added tax payable, percentage	12.00%	12.00%
Spain
Income tax and deferred taxes [Line Items]
Applicable tax rate, percentage	25.00%	25.00%
Belgium
Income tax and deferred taxes [Line Items]
Applicable tax rate, percentage	25.00%	25.00%
Mexico
Income tax and deferred taxes [Line Items]
Applicable tax rate, percentage	30.00%	30.00%
United States
Income tax and deferred taxes [Line Items]
Applicable tax rate, percentage	21.00%	21.00%
Rate on additional tax payable, percentage	0.0385	0.025
South Africa
Income tax and deferred taxes [Line Items]
Applicable tax rate, percentage	27.00%	27.00%
South Korea
Income tax and deferred taxes [Line Items]
Applicable tax rate, percentage	24.00%	24.00%
South Korea | Top of range
Income tax and deferred taxes [Line Items]
Applicable tax rate, percentage	24.00%	24.00%
South Korea | Minimum
Income tax and deferred taxes [Line Items]
Applicable tax rate, percentage	9.00%	9.00%
China
Income tax and deferred taxes [Line Items]
Applicable tax rate, percentage	25.00%	25.00%
Rate on value added tax payable, percentage	12.00%	12.00%
Australia
Income tax and deferred taxes [Line Items]
Applicable tax rate, percentage	30.00%	30.00%
Sichuan, China
Income tax and deferred taxes [Line Items]
Applicable tax rate, percentage	15.00%	15.00%